Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net sales	$ 30,918	$ 23,814	$ 17,646
Cost of sales	(15,754)	(13,588)	(9,893)
Depreciation of production assets	(420)	(132)	(301)
Gross profit	14,744	10,094	7,452
Other operating income	167	2,073	183
Research & development expenses	(4,398)	(3,862)	(5,618)
Selling & marketing expenses	(6,523)	(7,275)	(9,111)
General & administrative expenses	(17,290)	(11,466)	(14,066)
Total operating expenses	(28,044)	(20,530)	(28,612)
Operating loss	(13,300)	(10,436)	(21,160)
Non-operating income	2,374	3,937	2,509
Debt conversion expense	(562)	(827)	(325)
Interest and amortization of debt discount	(624)	(168)	(1,057)
Non-operating expenses	(3,107)	(5,551)	(3,426)
Loss before income tax expense	(15,219)	(13,045)	(23,459)
Income tax income / (expense)	(230)	3,238	(13)
Loss from continuing operations, net	(15,449)	(9,807)	(23,472)
Discontinued operations:
Net sales from discontinued operations		1,805	4,612
Cost of sales from discontinued operations		(978)	(2,976)
Total operating and non-operating expenses from discontinued operations		(5,274)	(2,364)
Income tax recovery from discontinued operations		25	106
Loss on disposal of a business, net of tax on disposal		(15,026)
Income / (loss) on discontinued operations		(19,448)	(622)
Net income / (loss)	(15,449)	(29,255)	(24,094)
Net income / (loss) attributable to noncontrolling interests	(89)	(1,780)	(3,754)
Net income / (loss) attributable to WISeKey International Holding Ltd	(15,360)	(27,475)	(20,340)
Other comprehensive income / (loss), net of tax:
Foreign currency translation adjustments	(842)	(1,434)	(1,534)
Change in unrealized gains related to available-for-sale debt securities	(0)	(0)	1,965
Reclassifications out of the OCI arising during period		1,156
Net gain (loss) arising during period	(1,151)	2,934	1,572
Reclassification adjustments			(7,350)
Other comprehensive income / (loss)	(1,993)	2,656	(5,347)
Comprehensive income / (loss)	(17,442)	(26,599)	(29,441)
Other comprehensive income / (loss) attributable to noncontrolling interests	(99)	(964)	187
Other comprehensive income / (loss) attributable to WISeKey International Holding Ltd	(1,894)	3,620	(5,534)
Comprehensive income / (loss) attributable to noncontrolling interests	(188)	(2,744)	(3,567)
Comprehensive income / (loss) attributable to WISeKey International Holding Ltd	$ (17,254)	$ (23,855)	$ (25,874)
Common Stock Class A
Discontinued operations:
Earnings per Class B Share from continuing operations - Basic	$ (0.50)	$ (0.44)	$ (1.64)
Earnings per Class B Share from continuing operations - Diluted	(0.50)	(0.44)	(1.64)
Earnings per Class B Share from discontinued operations - Basic		(0.87)	(0.04)
Earnings per Class B Share from discontinued operations - Diluted		(0.87)	(0.04)
Earnings per Class B Share attributable to WISeKey International Holding Ltd - Basic	(0.51)	(1.22)	(1.42)
Earnings per Class B Share attributable to WISeKey International Holding Ltd - Diluted	(0.51)	(1.22)	(1.42)
Common Stock Class B
Discontinued operations:
Earnings per Class B Share from continuing operations - Basic	(5.01)	(4.36)	(16.38)
Earnings per Class B Share from continuing operations - Diluted	(5.01)	(4.36)	(16.38)
Earnings per Class B Share from discontinued operations - Basic		(8.65)	(0.44)
Earnings per Class B Share from discontinued operations - Diluted		(8.65)	(0.44)
Earnings per Class B Share attributable to WISeKey International Holding Ltd - Basic	(5.06)	(12.22)	(14.20)
Earnings per Class B Share attributable to WISeKey International Holding Ltd - Diluted	$ (5.06)	$ (12.22)	$ (14.20)